Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
November 30, 2023
SOF-NPRT3-0124
1.810708.119
Common Stocks - 96.1%
	Shares	Value ($)
Entertainment - 0.6%
Interactive Home Entertainment - 0.6%
Electronic Arts, Inc.	473,200	65,306,332
Financial Services - 6.2%
Transaction & Payment Processing Services - 6.2%
Adyen BV (a)(b)	65,800	76,937,008
Block, Inc. Class A (a)	1,996,800	126,657,024
Fidelity National Information Services, Inc.	473,700	27,777,768
Fiserv, Inc. (a)	263,900	34,467,979
FleetCor Technologies, Inc. (a)	105,600	25,396,800
MasterCard, Inc. Class A	318,100	131,639,323
PayPal Holdings, Inc. (a)	572,300	32,970,203
Toast, Inc. (a)	7,061,896	105,010,394
Visa, Inc. Class A	491,720	126,214,690
WEX, Inc. (a)	64,800	11,442,384
		698,513,573
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Doximity, Inc. (a)	1,201,700	27,939,525
Interactive Media & Services - 4.2%
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	2,357,400	312,426,222
Meta Platforms, Inc. Class A (a)	234,000	76,553,100
Zoominfo Technologies, Inc. (a)	5,761,436	82,791,835
		471,771,157
IT Services - 14.1%
Internet Services & Infrastructure - 8.0%
Cloudflare, Inc. (a)	1,578,549	121,785,055
GoDaddy, Inc. (a)	438,900	43,916,334
MongoDB, Inc. Class A (a)	468,900	194,940,486
Okta, Inc. (a)	1,842,191	123,518,907
Snowflake, Inc. (a)	1,190,600	223,451,808
Twilio, Inc. Class A (a)	2,536,129	164,036,824
Wix.com Ltd. (a)	258,300	26,217,450
		897,866,864
IT Consulting & Other Services - 6.1%
Accenture PLC Class A	497,100	165,603,894
Capgemini SA	764,900	156,527,607
Cognizant Technology Solutions Corp. Class A	3,035,600	213,645,528
EPAM Systems, Inc. (a)	551,325	142,346,602
IBM Corp.	99,000	15,697,440
		693,821,071
TOTAL IT SERVICES		1,591,687,935
Professional Services - 1.0%
Data Processing & Outsourced Services - 0.4%
ExlService Holdings, Inc. (a)	1,553,600	44,075,632
Human Resource & Employment Services - 0.6%
Ceridian HCM Holding, Inc. (a)(c)	740,842	51,044,014
Paycom Software, Inc.	121,200	22,017,192
		73,061,206
TOTAL PROFESSIONAL SERVICES		117,136,838
Software - 69.7%
Application Software - 36.4%
Adobe, Inc. (a)	1,454,100	888,469,641
Amplitude, Inc. (a)	4,185,844	44,579,239
Atlassian Corp. PLC (a)	976,050	186,376,748
Autodesk, Inc. (a)	1,229,600	268,581,528
Bill Holdings, Inc. (a)	1,399,400	91,618,718
Blackbaud, Inc. (a)	261,800	19,697,832
BlackLine, Inc. (a)	1,785,573	103,295,398
Confluent, Inc. (a)	3,469,185	73,616,106
Constellation Software, Inc.	25,200	59,191,540
Constellation Software, Inc. warrants 8/22/28 (a)(d)	25,200	2
Datadog, Inc. Class A (a)	1,539,332	179,439,931
Elastic NV (a)	1,516,059	121,830,501
Everbridge, Inc. (a)(e)	2,082,700	42,403,772
Five9, Inc. (a)	1,996,255	152,154,556
HubSpot, Inc. (a)	400,300	197,720,179
Intuit, Inc.	387,258	221,302,457
PTC, Inc. (a)	901,489	141,858,309
RingCentral, Inc. (a)	2,113,200	60,141,672
Salesforce, Inc. (a)	2,928,184	737,609,550
Unity Software, Inc. (a)(c)	828,385	24,445,641
Workday, Inc. Class A (a)	1,225,300	331,713,216
Workiva, Inc. (a)	1,239,194	119,173,287
Zoom Video Communications, Inc. Class A (a)	520,600	35,312,298
		4,100,532,121
Systems Software - 33.3%
Crowdstrike Holdings, Inc. (a)	558,386	132,331,898
Gen Digital, Inc.	7,325,618	161,749,645
Microsoft Corp.	7,250,502	2,747,287,710
Oracle Corp.	2,340,827	272,027,506
Palo Alto Networks, Inc. (a)	1,056,100	311,644,549
Tenable Holdings, Inc. (a)	3,260,928	134,969,810
		3,760,011,118
TOTAL SOFTWARE		7,860,543,239
TOTAL COMMON STOCKS (Cost $5,143,119,083)		10,832,898,599

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	397,424,400	397,503,885
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	33,536,196	33,539,550
TOTAL MONEY MARKET FUNDS (Cost $431,043,435)		431,043,435

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,574,162,518)	11,263,942,034
NET OTHER ASSETS (LIABILITIES) - 0.1%	12,762,942
NET ASSETS - 100.0%	11,276,704,976

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,937,008 or 0.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Affiliated company
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	182,356,223	1,410,613,442	1,195,465,780	11,984,643	-	-	397,503,885	0.8%
Fidelity Securities Lending Cash Central Fund 5.39%	102,925	45,685,543	12,248,918	909	-	-	33,539,550	0.1%
Total	182,459,148	1,456,298,985	1,207,714,698	11,985,552	-	-	431,043,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Everbridge, Inc.	15,457,640	38,010,588	-	-	-	(11,064,456)	42,403,772
Total	15,457,640	38,010,588	-	-	-	(11,064,456)	42,403,772

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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